[Translation]                 [MHM June 30, 2004]

SEMI-ANNUAL REPORT

(During the Tenth Term)
From:  October 1, 2003
To:  March 31, 2004

PUTNAM DIVERSIFIED INCOME TRUST

(2259)

Name of the document filed:            Semi-annual Report

To:                                    Director of Kanto Local Finance Bureau

Filing Date:                           June 30, 2004

Accounting Period:                     From October 1, 2003 to March 31, 2004

Name of the Registrant Fund:           PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:         PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title                Charles E. Porter
of Representative:                     Executive Vice President, Associate
                                       Treasurer and Principal Executive
                                       Officer

Address of Principal Office:           One Post Office Square
                                       Boston, Massachusetts 02109
                                       U. S. A.

Name and Title of Registration Agent:  Harume Nakano
                                       Attorney-at-Law

                                       Ken Miura
                                       Attorney-at-Law

Address or Place of Business           Mori Hamada & Matsumoto
of Registrant Agent:                   JFE Building
                                       1-2, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Name of Liaison Contact:               Harume Nakano
                                       Ken Miura
                                       Attorneys-at-Law

Place of Liaison Contact:              Mori Hamada & Matsumoto
                                       JFE Building
                                       1-2, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Phone Number:                          03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection:                 Not applicable.

Note : The address described in the items of "Address or Place of Business of Registrant Agent" and "Place of Liaison Contact" will be Marunouchi Kitaguchi Building, 6-5, Marunouchi 1-chome, Chiyoda-ku, Tokyo as of September 21, 2004.

CONTENTS

                                                                      This
                                                                     English
                                                                   translation
I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio...........................  1
(2) Results of Past Operations........................................  3
(a) Record of Changes in Net Assets...................................  3
(b) Record of Distributions Paid......................................  4
(c) Record of Changes in Annual Return................................  7
(3) Record of Sales and Repurchases...................................  7
II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND.......................  8
III. OUTLINE OF THE TRUST AND INVESTMENT MANAGEMENT COMPANY
1. Trust..............................................................  9
(1) Amount of Capital Stock...........................................  9
(2) Description of Business and Outline of Operation..................  9
(3) Miscellaneous.....................................................  9
2. Putnam Investment Management, LLC.
(Investment Management Company).......................................  9
(1) Amount of Capital Stock...........................................  9
(2) Description of Business and Outline of Operation.................. 10
(3) Miscellaneous..................................................... 10
IV. OUTLINE OF THE FINANCIAL STATUS OF THE
INVESTMENT MANAGEMENT COMPANY......................................... 11


I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio

                                                                          (as of the end of April, 2004)
--------------------------------------------------------------------------------------------------------
                                 Name of                       Total U.S.               Investment
Types of Assets                  Country                        Dollars                  Ratio (%)
--------------------------------------------------------------------------------------------------------
Corporate Bonds                 United States                2,244,565,978                 38.27
                                Canada                          71,589,787                  1.22
                                France                          49,755,939                  0.85
                                United Kingdom                  35,456,705                   0.6
                                Luxembourg                      33,288,770                  0.57
                                Malaysia                        14,787,640                  0.25
                                Mexico                          12,777,500                  0.22
                                Russia                          11,374,425                  0.19
                                Ireland                         10,523,674                  0.18
                                Cayman Islands                   6,274,948                  0.11
                                Netherlands                      6,039,008                   0.1
                                Norway                           4,676,100                  0.08
                                Sweden                           3,605,809                  0.06
                                Denmark                          3,402,684                  0.06
                                Germany                          1,779,006                  0.03
                                Bermuda                            385,000                  0.01
--------------------------------------------------------------------------------------------------------
Sub-total                                                    2,510,282,973                 42.80%
--------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations       United States                  915,686,326                 15.61%
--------------------------------------------------------------------------------------------------------
Foreign Government Bonds        United Kingdom                 177,774,701                  3.03
                                Sweden                          69,427,628                  1.18
                                France                          61,401,342                  1.05
                                New Zealand                     49,967,481                  0.85
                                Russia                          41,739,032                  0.71
                                Germany                         38,823,975                  0.66
                                Colombia                        31,347,785                  0.54
                                South Africa                    20,643,442                  0.35
                                Ukraine                         17,324,891                   0.3
                                Indonesia                       16,523,000                  0.28
                                Canada                          15,970,582                  0.27
                                Australia                       14,020,345                  0.24
                                Bulgaria                        12,562,017                  0.21
                                Portugal                        11,784,247                   0.2
                                Italy                           11,752,458                   0.2
                                Venezuela                       11,101,863                  0.19
                                Mexico                          11,041,388                  0.19
                                Philippines                      9,759,050                  0.17
                                Greece                           9,742,171                  0.17
                                Brazil                           9,676,200                  0.17
                                Ecuador                          9,542,500                  0.16
                                Peru                             7,208,325                  0.12
                                Chile                            6,389,415                  0.11
                                El Salvador                      2,284,275                  0.04
--------------------------------------------------------------------------------------------------------
Sub-total                                                      667,808,113                 11.39%
--------------------------------------------------------------------------------------------------------
U.S. Government Agency
Mortgage Obligations            United States                  643,273,791                 10.97%
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities         United States                  336,804,304                  5.74
                                United Kingdom                  43,028,803                  0.74
                                Cayman Islands                  25,964,901                  0.44
--------------------------------------------------------------------------------------------------------
Sub-total                                                      405,798,008                  6.92%
--------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                     United States                  313,589,646                  5.35
                                Ireland                         16,606,407                  0.28
--------------------------------------------------------------------------------------------------------
Sub-total                                                      330,196,053                  5.63%
--------------------------------------------------------------------------------------------------------
Brady Bonds                     Argentina                       14,185,600                  0.24
                                Brazil                          13,128,197                  0.23
                                Bulgaria                         6,458,813                  0.11
                                Peru                             4,621,124                  0.08
--------------------------------------------------------------------------------------------------------
Sub-total                                                       38,393,734                  0.66%
--------------------------------------------------------------------------------------------------------
U.S. Government Agency
Obligations                     United States                   19,998,740                  0.34%
--------------------------------------------------------------------------------------------------------
Convertible Bonds               United States                   10,251,231                  0.18%
--------------------------------------------------------------------------------------------------------
Short-Term Investments          United States                  577,747,217                  9.85%
--------------------------------------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction of
liabilities)                                                  (254,989,214)                -4.35%
--------------------------------------------------------------------------------------------------------
Total
(Net Asset Value)                                            5,864,446,972                   100
--------------------------------------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00= [YEN] 110.35 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2004). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations
(a) Record of Changes in Net Assets

Record of changes in net assets at the end of May 2003 to April 2004 is as follows:



Class C Share
-------------------------------------------------------------------------------------------------------------
                           Total Net Asset Value                   Net Asset Value per Share
-------------------------------------------------------------------------------------------------------------
                            Dollar         Yen
                         (thousands)    (millions)           Dollar                        Yen
-------------------------------------------------------------------------------------------------------------
2003 end of May            127,521        14,072        9.71        (9.77)        1,071.50       (1,078.12)
June                       159,253        17,574        9.79        (9.85)        1,080.33       (1,086.95)
July                       179,582        19,817        9.55        (9.61)        1,053.84       (1,060.46)
August                     201,153        22,197        9.59        (9.64)        1,058.26       (1,063.77)
September                  237,437        26,201        9.80        (9.85)        1,081.43       (1,086.95)
October                    261,534        28,860        9.82        (9.88)        1,083.64       (1,090.26)
November                   274,780        30,322        9.88        (9.93)        1,090.26       (1,095.78)
December                   292,840        32,315        9.95       (10.09)        1,097.98       (1,113.43)
2004 end of January        308,025        33,991       10.05       (10.09)        1,109.02       (1,113.43)
February                   314,709        34,728       10.05       (10.09)        1,109.02       (1,113.43)
March                      321,856        35,517       10.08       (10.12)        1,112.33       (1,116.74)
April                      310,566        34,271        9.86        (9.90)        1,088.05       (1,092.47)
-------------------------------------------------------------------------------------------------------------

(Note 1) Operations of Class C Shares were commenced on February 1, 1999.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses.
The amount of NAV per share with dividend as of the end of each month represents
NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.




Class M Shares
-------------------------------------------------------------------------------------------------------------
                           Total Net Asset Value                   Net Asset Value per Share
-------------------------------------------------------------------------------------------------------------
                            Dollar         Yen
                         (thousands)    (millions)           Dollar                        Yen
-------------------------------------------------------------------------------------------------------------
2003 end of May            2,600,547      286,970        9.69       (9.75)        1,069.29       (1,075.91)
June                       2,698,497      297,779        9.77       (9.83)        1,078.12       (1,084.74)
July                       2,691,118      296,965        9.53       (9.59)        1,051.64       (1,058.26)
August                     2,761,182      304,696        9.57       (9.63)        1,056.05       (1,062.67)
September                  3,004,689      331,567        9.78       (9.84)        1,079.22       (1,085.84)
October                    3,208,947      354,107         9.8       (9.86)        1,081.43       (1,088.05)
November                   3,268,422      360,670        9.86       (9.92)        1,088.05       (1,094.67)
December                   3,431,782      378,697        9.93      (10.08)        1,095.78       (1,112.33)
2004 end of January        3,562,236      393,093       10.03      (10.08)        1,106.81       (1,112.33)
February                   3,611,484      398,527       10.03      (10.08)        1,106.81       (1,112.33)
March                      3,653,636      403,179       10.06      (10.11)        1,110.12       (1,115.64)
April                      3,589,514      396,103        9.85       (9.90)        1,086.95       (1,092.47)
-------------------------------------------------------------------------------------------------------------

(Note 1) Operations of Class M Shares were commenced on December 1, 1994.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses.
The amount of NAV per share with dividend as of the end of each month represents
NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid
Record of distributions paid from May 2001 to April 2004 are as follows:


Class C Shares
-------------------------------------------------------------------------------
                                                           NAV on the
                                    Dividend             ex-dividend date
-------------------------------------------------------------------------------
Month/Year                    Dollar          Yen            Dollar
-------------------------------------------------------------------------------
2001 end of May               0.072           7.95            9.64
            June              0.072           7.95            9.61
            July              0.060           6.62            9.43
            August            0.060           6.62            9.55
            September         0.060           6.62            9.53
            October           0.060           6.62            9.17
            November          0.060           6.62            9.36
            December          0.060           6.62            9.28
2002 end of January           0.060           6.62            9.34
            February          0.061           6.73            9.24
            March             0.061           6.73            9.22
            April             0.060           6.62            9.26
            May               0.059           6.51            9.29
            June              0.061           6.73            9.19
            July              0.060           6.62            8.97
            August            0.060           6.62            8.81
            September         0.060           6.62            8.93
            October           0.055           6.07            8.68
            November          0.055           6.07            8.86
            December          0.054           5.96            9.00
2003 end of January           0.054           5.96            9.15
            February          0.055           6.07            9.14
            March             0.057           6.29            9.28
            April             0.055           6.07            9.31
            May               0.055           6.07            9.63
            June              0.055           6.07            9.78
            July              0.055           6.07            9.72
            August            0.054           5.96            9.46
            September         0.054           5.96            9.66
            October           0.055           6.07            9.77
            November          0.054           5.96            9.79
            December          0.143          15.78            9.86
2004 end of January           0.044           4.86           10.06
            February          0.042           4.63           10.04
            March             0.043           4.75           10.03
            April             0.043           4.75            9.98
-------------------------------------------------------------------------------

Class M Shares
-------------------------------------------------------------------------------
                                                           NAV on the
                                    Dividend             ex-dividend date
-------------------------------------------------------------------------------
Month/Year                    Dollar          Yen            Dollar
-------------------------------------------------------------------------------
2001 end of May               0.076           8.39            9.62
            June              0.076           8.39            9.58
            July              0.064           7.06            9.40
            August            0.064           7.06            9.53
            September         0.064           7.06            9.50
            October           0.064           7.06            9.15
            November          0.064           7.06            9.33
            December          0.064           7.06            9.26
2002 end of January           0.064           7.06            9.32
            February          0.064           7.06            9.21
            March             0.064           7.06            9.19
            April             0.064           7.06            9.24
            May               0.064           7.06            9.26
            June              0.064           7.06            9.16
            July              0.064           7.06            8.95
            August            0.064           7.06            8.79
            September         0.064           7.06            8.90
            October           0.058           6.40            8.66
            November          0.058           6.40            8.84
            December          0.058           6.40            8.98
2003 end of January           0.058           6.40            9.12
            February          0.058           6.40            9.12
            March             0.058           6.40            9.26
            April             0.058           6.40            9.28
            May               0.058           6.40            9.61
            June              0.058           6.40            9.76
            July              0.058           6.40            9.70
            August            0.058           6.40            9.44
            September         0.058           6.40            9.64
            October           0.058           6.40            9.75
            November          0.058           6.40            9.77
            December          0.147          16.22            9.84
2004 end of January           0.047           5.19           10.04
            February          0.047           5.19           10.02
            March             0.047           5.19           10.01
            April             0.047           5.19            9.96
-------------------------------------------------------------------------------

(c) Record of Changes in Annual Return

Class C Shares
-------------------------------------------------------------------------------
                                          Annual Return
-------------------------------------------------------------------------------
5/1/03-4/30/04                                10.59%
-------------------------------------------------------------------------------

(Note) Annual Return (%) =[ [ Ending NAV * A] ] / Beginning NAV] - 1
"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2003 and Ending NAV means net asset value per share on April 30, 2004.

Class M Shares
-------------------------------------------------------------------------------
                                          Annual Return
-------------------------------------------------------------------------------
5/1/03-4/30/04                                11.22%
-------------------------------------------------------------------------------

(Note) Annual Return (%) =[ [ Ending NAV * A] ] / Beginning NAV] - 1
"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2003 and Ending NAV means net asset value per share on April 30, 2004.

(3) Record of Sales and Repurchases

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2004 are as follows:

Class C Shares
-------------------------------------------------------------------------------
                       Number of        Number of Shares         Number of
                      Shares Sold         Repurchased        Outstanding Shares
-------------------------------------------------------------------------------
From: May 1, 2003      27,230,035          4,919,858             31,489,130
To: April 30, 2004    (23,616,970)        (2,239,750)           (27,076,020)
-------------------------------------------------------------------------------

Class M Shares
-------------------------------------------------------------------------------
                       Number of        Number of Shares         Number of
                      Shares Sold         Repurchased        Outstanding Shares
-------------------------------------------------------------------------------
From: May 1,2003      166,168,805         65,013,053            364,593,386
To: April 30, 2004   (165,372,005)       (62,687,510)          (361,653,595)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III. OUTLINE OF THE TRUST AND INVESTMENT MANAGEMENT COMPANY

1. Trust

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2004).

(2) Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(3) Miscellaneous

(1) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is September 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member's equity (as of the end of April, 2004):
   $134,006,806*

2. Amount of capital / member's equity:

    Year            Amount of Capital / Member's Equity
------------        -----------------------------------

End of 1999                   $198,676,287

End of 2000                   $209,635,521

End of 2001                   $170,497,323

End of 2002                   $138,739,094

End of 2003                   $144,486,036

(Note) Putnam Investment Management, Inc. was merged into Putnam Investment Management, LLC, a Delaware member's equity of Putnam Investment Management, LLC.

*Unaudited

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2004, Investment Management Company managed, advised, and/or administered the following 101 funds and fund portfolios (having an aggregate net asset value of over $150 billion):

(As of the end of April, 2004)
-------------------------------------------------------------------------------
Country where Funds
are established                                   Number of    Net Asset Value
or managed           Principal Characteristic       Funds     (million dollars)
-------------------------------------------------------------------------------
                     Closed End Type Bond Fund       14                4,494.15
                     ----------------------------------------------------------
                     Open End Type Balanced Fund     16               40,531.39
U.S.A.               ----------------------------------------------------------
                     Open End Type Bond Fund         30               35,294.01
                     ----------------------------------------------------------
                     Open End Type Equity Fund       41               69,716.36
-------------------------------------------------------------------------------
                     Total                          101              150,035.91
-------------------------------------------------------------------------------

(3) Miscellaneous

Regulatory matters and litigation.

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Omitted, in Japanese version, unaudited semi-annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]


AMENDMENT TO SECURITIES REGISTRATION STATEMENT


PUTNAM DIVERSIFIED INCOME TRUST


Name of the document filed:            Amendment to the Securities Registration
                                       Statement

To:                                    Director of Kanto Local Finance Bureau

Filing Date:                           June 30, 2004

Name of the Registrant Issuer:         PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title                Charles E. Porter
of Representative:                     Executive Vice President, Associate
                                       Treasurer and Principal Executive
                                       Officer

Address of Principal Office:           One Post Office Square
                                       Boston, Massachusetts 02109
                                       U. S. A.

Name and Title of Registrant Agent:    Harume Nakano
                                       Attorney-at-Law

                                       Ken Miura
                                       Attorney-at-Law

Address or Place of Business           Mori Hamada & Matsumoto
of Registrant Agent:                   JFE Building
                                       1-2, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Name of Liaison Contact:               Harume Nakano
                                       Ken Miura
                                       Attorneys-at-Law

Place of Liaison Contact:              Mori Hamada & Matsumoto
                                       JFE Building
                                       1-2, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Phone Number:                          03-6212-8316

Name of the Fund Making Public         PUTNAM DIVERSIFIED INCOME TRUST
Offering or Sale of Foreign
Investment Fund Units:

Aggregate Amount of                    Up to 1 billion Class C Shares
Foreign Investment Fund Units          Up to the total amount obtained by
to be Publicly Offered or Sold:        aggregating the respective net asset
                                       value per Class C Share in respect
                                       of 1 billion Class C Shares
                                       (The Maximum amount expected to be
                                       sold is 9.95 billion U.S. dollars
                                       (approximately [YEN]1,098.0 billion)).

                                       Up to 1 billion Class M Shares
                                       Up to the total amount obtained by
                                       aggregating the respective net asset
                                       value per Class M Share in respect
                                       of 1 billion Class M Shares
                                       (The Maximum amount expected to be sold
                                       is 9.93 billion U.S. dollars
                                       (approximately [YEN]1,095.8 billion)).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00= [YEN]110.35 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 30, 2004.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the Net Asset Value per Class C Share as of the end of December 2003 (U.S.$9.95) by 1 billion Class C Shares for convenience. The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of December 2003 (U.S.$9.93) by 1 billion Class M Shares for convenience.

Places where a copy of this Amendment to the
Securities Registration Statement is available
for Public Inspection:    Not applicable.

Note: The address described in the items of "Address or Place of Business of Registrant Agent" and "Place of Liaison Contact" will be Marunouchi Kitaguchi Building, 6-5, Marunouchi 1-chome, Chiyoda-ku, Tokyo as of September 21, 2004.

I. Reason For Filing This Amendment To Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on February 20, 2004 due to the fact that the Semi-annual Report was filed on June 30, 2004 and to amend other information.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

COVER

Name and Official Title of Representative

[Before amendment]
Executive Vice President, Treasurer and Principal Financial Officer

[After amendment]
Executive Vice President, Associate Treasurer and Principal Executive Officer

PART I. INFORMATION CONCERNING SECURITIES

6. SALES CHARGE:                       - Class M Shares
                                      (on page 2 of the original Japanese SRS)

[Before amendment]

                                      Subscription charge applicable in
                                      Japan shall be 3.4125% (3.25% without
                                      Consumption Tax in Japan) of the Net
                                      Asset Value. (0.2625% (0.25% without
                                      Japanese Consumption Tax) of the Net
                                      Asset Value divided by (1-0.0325) and
                                      rounded to the nearest in the three
                                      decimal places shall be retained by
                                      Putnam Retail Management L.P. as the
                                      Fund's Principal Underwriter.)

[After amendment]

                                      Subscription charge applicable in
                                      Japan shall be 3.4125% (3.25% without
                                      Consumption Tax in Japan) of the Net
                                      Asset Value. (0.25% of the Net Asset
                                      Value divided by (1-0.0325) and
                                      rounded to the nearest in the three
                                      decimal places shall be retained by
                                      Putnam Retail Management L.P. as the
                                      Fund's Principal Underwriter.)

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND (on page 7 of the original Japanese SRS)

1. NATURE OF THE FUND

(3) Structure of the Fund:

(C) Outline of the Trust and Investment Management Company

2.  Putnam Investment Management, LLC (Investment Management Company)

c)  History of the Company:

[Before amendment]

Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. Approximately 300 Investment specialists in Boston, London and Tokyo with more than 10 years' experience on average in asset management field are in charge of management. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937. Investment Management Company is the eighth largest investment trust management company in United States ranked by total assets (source: Investment Company Institute's Report as of November
2003) and manages the funds in the Putnam Family, with about $162.4 billion in an aggregate net asset value in over 11 million shareholder accounts as of the end of December 2003. An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds. Total assets under management of Putnam Group are nearly US$240 billion as of the end of December 2003.

Putnam Investment Management, LLC, Putnam Retail Management L.P. and Putnam Fiduciary Trust Company are subsidiaries of Putnam LLC, which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

[After amendment]

Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. Approximately 256 investment specialists in Boston, London and Tokyo with more than 10 years' experience on average in asset management field are in charge of management. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937. Investment Management Company is the twelfth largest investment trust management company in United States ranked by total assets (source: Investment Company Institute's Report as of March, 2004) and manages the funds in the Putnam Family, with over US$150 billion in an aggregate net asset value in nearly 11 million shareholder accounts as of the end of April, 2004. An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds. Total assets under management of Putnam Group are over US$216 billion as of the end of April, 2004.

Putnam Investment Management, LLC, Putnam Retail Management L.P. and Putnam Fiduciary Trust Company are subsidiaries of Putnam LLC, which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

d)  Amount of Capital Stock:

[Before amendment]

1. Amount of member's equity (as of the end of December, 2003)
   $132,918,749*

2. Amount of capital / member's equity for the past five years:

    Year            Amount of Capital / Member's Equity
------------        -----------------------------------
End of 1999                   $198,676,287

End of 2000                   $209,635,521

End of 2001                   $170,497,323

End of 2002                   $138,739,094

End of 2003                   $132,918,749*

(Note) Putnam Investment Management, LLC is a company which Putnam Investment Management, Inc. was converted to Delaware Limited Liability Company on November 29, 2000. Accordingly, the above amount as of the end of 1999 is the amount of capital of Putnam Investment Management, Inc. and those as of the end of 2000, 2001, 2002 and 2003 are the amount of member's equity of Putnam Investment Management, LLC.

*This figure is unaudited.

[After amendment]

1. Amount of member's equity (as of the end of April, 2004)
   134,006,806*

2. Amount of capital / member's equity for the past five years:

    Year            Amount of Capital / Member's Equity
------------        -----------------------------------
End of 1999                   $198,676,287

End of 2000                   $209,635,521

End of 2001                   $170,497,323

End of 2002                   $138,739,094

End of 2003                   $144,486,036

(Note) Putnam Investment Management, Inc. was merged into Putnam Investment Management, LLC, a Delaware limited liability company on December 31, 2000. Accordingly, the above listed amount as of the end of 1999 represents the amount of capital of Putnam Investment Management, Inc. and those as of the end of 2000, 2001, 2002 and 2003 represent the amount of member's equity of Putnam Investment Management, LLC.

*This figure is unaudited.

4. FEES AND TAX

(1) Sales charge

(b) Sales charge in Japan:

Class M shares

[Before amendment]

Sales charge applicable in Japan shall be 3.4125% (3.25% without Consumption Tax) of the Net Asset Value. {0.2625% (0.25% without
Consumption Tax in Japan) of the Net Asset Value divided by (1-0.0325) and rounded to the nearest in the three decimal places shall be retained by Putnam Retail Management L.P. as the Fund's Principal Underwriter.}

[After amendment]

Sales charge applicable in Japan shall be 3.4125% (3.25% without Consumption Tax) of the Net Asset Value. (0.25% of the Net Asset Value divided by (1-0.0325) and rounded to the nearest in the three decimal places shall be retained by Putnam Retail Management L.P. as the Fund's Principal Underwriter.)

(5) Tax Treatment of Shareholders in Japan

[Before amendment]

The Fund qualifies as a "bond investment trust." Hence, the tax treatment of unitholders in Japan of funds is as follows: Units of this Fund are not listed on the Stock Exchange.

(1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.

(2) Distributions (including differences (in terms of the fund's currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

(3) Distributions to be made by the fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.

(4) Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

(5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called "balance collection method", so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S.
withholding tax withheld will be collected in Japan.

(6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

This Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

[After amendment]

The Fund qualifies as a "bond investment trust." Hence, the tax treatment of unitholders in Japan of funds is as follows:

(1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.

(2) Distributions (including differences (in terms of the fund's currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

(3) Distributions to be made by the fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.

(4) Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

(5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called "balance collection method", so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S.
withholding tax withheld will be collected in Japan.

(6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

This Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

5. STATUS OF INVESTMENT FUND



(1) Diversification of Investment Portfolio

The information is novated by the following:

                                                                          (as of the end of April, 2004)
--------------------------------------------------------------------------------------------------------
                                 Name of                       Total U.S.               Investment
Types of Assets                  Country                        Dollars                  Ratio (%)
--------------------------------------------------------------------------------------------------------
Corporate Bonds                 United States                2,244,565,978                 38.27
                                Canada                          71,589,787                  1.22
                                France                          49,755,939                  0.85
                                United Kingdom                  35,456,705                   0.6
                                Luxembourg                      33,288,770                  0.57
                                Malaysia                        14,787,640                  0.25
                                Mexico                          12,777,500                  0.22
                                Russia                          11,374,425                  0.19
                                Ireland                         10,523,674                  0.18
                                Cayman Islands                   6,274,948                  0.11
                                Netherlands                      6,039,008                   0.1
                                Norway                           4,676,100                  0.08
                                Sweden                           3,605,809                  0.06
                                Denmark                          3,402,684                  0.06
                                Germany                          1,779,006                  0.03
                                Bermuda                            385,000                  0.01
--------------------------------------------------------------------------------------------------------
Sub-total                                                    2,510,282,973                 42.80%
--------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations       United States                  915,686,326                 15.61%
--------------------------------------------------------------------------------------------------------
Foreign Government Bonds        United Kingdom                 177,774,701                  3.03
                                Sweden                          69,427,628                  1.18
                                France                          61,401,342                  1.05
                                New Zealand                     49,967,481                  0.85
                                Russia                          41,739,032                  0.71
                                Germany                         38,823,975                  0.66
                                Colombia                        31,347,785                  0.54
                                South Africa                    20,643,442                  0.35
                                Ukraine                         17,324,891                   0.3
                                Indonesia                       16,523,000                  0.28
                                Canada                          15,970,582                  0.27
                                Australia                       14,020,345                  0.24
                                Bulgaria                        12,562,017                  0.21
                                Portugal                        11,784,247                   0.2
                                Italy                           11,752,458                   0.2
                                Venezuela                       11,101,863                  0.19
                                Mexico                          11,041,388                  0.19
                                Philippines                      9,759,050                  0.17
                                Greece                           9,742,171                  0.17
                                Brazil                           9,676,200                  0.17
                                Ecuador                          9,542,500                  0.16
                                Peru                             7,208,325                  0.12
                                Chile                            6,389,415                  0.11
                                El Salvador                      2,284,275                  0.04
--------------------------------------------------------------------------------------------------------
Sub-total                                                      667,808,113                 11.39%
--------------------------------------------------------------------------------------------------------
U.S. Government Agency
Mortgage Obligations           United States                   643,273,791                 10.97%
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities        United States                   336,804,304                  5.74
                               United Kingdom                   43,028,803                  0.74
                               Cayman Islands                   25,964,901                  0.44
--------------------------------------------------------------------------------------------------------
Sub-total                                                      405,798,008                  6.92%
--------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                    United States                   313,589,646                  5.35
                               Ireland                          16,606,407                  0.28
--------------------------------------------------------------------------------------------------------
Sub-total                                                      330,196,053                  5.63%
--------------------------------------------------------------------------------------------------------
Brady Bonds                    Argentina                        14,185,600                  0.24
                               Brazil                           13,128,197                  0.23
                               Bulgaria                          6,458,813                  0.11
                               Peru                              4,621,124                  0.08
--------------------------------------------------------------------------------------------------------
Sub-total                                                       38,393,734                  0.66%
--------------------------------------------------------------------------------------------------------
U.S. Government
Agency Obligations             United States                    19,998,740                  0.34%
--------------------------------------------------------------------------------------------------------
Convertible Bonds              United States                    10,251,231                  0.18%
--------------------------------------------------------------------------------------------------------
Short-Term Investments         United States                   577,747,217                  9.85%
--------------------------------------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction of
liabilities)                                                  (254,989,214)                -4.35%
--------------------------------------------------------------------------------------------------------
Total
(Net Asset Value)                                            5,864,446,972                100.00
--------------------------------------------------------------------------------------------------------

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00 = 110.35 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2004). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

The following information is added:


Class C Share
-------------------------------------------------------------------------------------------------------------
                           Total Net Asset Value                   Net Asset Value per Share
-------------------------------------------------------------------------------------------------------------
                            Dollar         Yen
                         (thousands)    (millions)           Dollar                        Yen
-------------------------------------------------------------------------------------------------------------
2004 end of January        308,025        33,991        10.05      (10.09)        1,109.02       (1,113.43)
February                   314,709        34,728        10.05      (10.09)        1,109.02       (1,113.43)
March                      321,856        35,517        10.08      (10.12)        1,112.33       (1,116.74)
April                      310,566        34,271         9.86       (9.90)        1,088.05       (1,092.47)
-------------------------------------------------------------------------------------------------------------

(Note 1) Operations of Class C Shares were commenced on February 1, 1999.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.



Class M Shares
-------------------------------------------------------------------------------------------------------------
                           Total Net Asset Value                   Net Asset Value per Share
-------------------------------------------------------------------------------------------------------------
                            Dollar         Yen
                         (thousands)    (millions)           Dollar                        Yen
-------------------------------------------------------------------------------------------------------------
2004 end of January        3,562,236      393,093       10.03      (10.08)        1,106.81       (1,112.33)
February                   3,611,484      398,527       10.03      (10.08)        1,106.81       (1,112.33)
March                      3,653,636      403,179       10.06      (10.11)        1,110.12       (1,115.64)
April                      3,589,514      396,103        9.85       (9.90)        1,086.95       (1,092.47)
-------------------------------------------------------------------------------------------------------------

(Note 1) Operations of Class M Shares were commenced on December 1, 1994.

(Note 2) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

The following information is added:

Class C Shares
-------------------------------------------------------------------------------
                                                             NAV on the
                                     Dividend             ex-dividend date
-------------------------------------------------------------------------------
Month/Year                    Dollar           Yen             Dollar
-------------------------------------------------------------------------------
2004 end of January           0.044            4.86            10.06
            February          0.042            4.63            10.04
            March             0.043            4.75            10.03
            April             0.043            4.75             9.98
-------------------------------------------------------------------------------

Class M Shares
-------------------------------------------------------------------------------
                                                             NAV on the
                                     Dividend             ex-dividend date
-------------------------------------------------------------------------------
Month/Year                    Dollar           Yen             Dollar
-------------------------------------------------------------------------------
2004 end of January           0.047            5.19            10.04
            February          0.047            5.19            10.02
            March             0.047            5.19            10.01
            April             0.047            5.19             9.96
-------------------------------------------------------------------------------

(c) Record of Changes in Annual Return

The following information is added:

Class C Shares
-------------------------------------------------------------------------------
                                          Annual Return
-------------------------------------------------------------------------------
5/1/03-4/30/04                               10.59%
-------------------------------------------------------------------------------

(Note) Annual Return (%) =[ [ Ending NAV * A] ] / Beginning NAV] - 1
"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2003 and Ending NAV means net asset value per share on April 30, 2004.

Class M Shares
-------------------------------------------------------------------------------
                                          Annual Return
-------------------------------------------------------------------------------
5/1/03-4/30/04                               11.22%
-------------------------------------------------------------------------------

(Note) Annual Return (%) =[ [ Ending NAV * A] ] / Beginning NAV] - 1
"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2003 and Ending NAV means net asset value per share on April 30, 2004.

(3) Record of Sales and Repurchases

The following information is added:

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2004 are as follows:

Class C Shares
-------------------------------------------------------------------------------
                       Number of        Number of Shares         Number of
                      Shares Sold         Repurchased        Outstanding Shares
-------------------------------------------------------------------------------
From: May 1, 2003      27,230,035          4,919,858             31,489,130
To: April 30, 2004    (23,616,970)        (2,239,750)           (27,076,020)
-------------------------------------------------------------------------------

Class M Shares
-------------------------------------------------------------------------------
                       Number of        Number of Shares         Number of
                      Shares Sold         Repurchased        Outstanding Shares
-------------------------------------------------------------------------------
From: May 1, 2003     166,168,805         65,013,053            364,593,386
To: April 30, 2004   (165,372,005)       (62,687,510)          (361,653,595)
-------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

6. MANAGEMENT AND ADMINISTRATION

(1) Outline of Management of Assets, etc.:

(B) Procedures for Subscription (Sales):

b. Sales in Japan

[Before amendment]

-- Omitted hereinbefore --

The issue price for Shares during the Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day.
No sales charge shall be assessed for Class C shares. For Class M shares, the sales charge shall be 3.4125% (3.25% without Consumption Tax in Japan) of the amount of subscriptions, of which 3.15% (3.00% without Consumption Tax) may be retained by the distributor in Japan and 0.625% (0.25% without Consumption Tax) may be retained by the Principal Underwriter.

-- Omitted in between --

Sales of Class M shares in Japan

The sales charge shall be 3.4125% (3.25% without Consumption Tax) of the amount of subscriptions, of which 3.15% (3.00% without Consumption Tax) may be retained by the distributor in Japan and 0.625% (0.25% without Consumption Tax) may be retained by the Principal Underwriter.

[After amendment]

-- Omitted hereinbefore --

The issue price for Shares during the Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Distributor or Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day.
No sales charge shall be assessed for Class C shares. For Class M shares, the sales charge shall be 3.4125% (3.25% without Consumption Tax in Japan) of the amount of subscriptions, of which 3.00% may be retained by the distributor in Japan and 0.25% may be retained by the Principal Underwriter.

-- Omitted in between --

Sales of Class M shares in Japan

The sales charge shall be 3.4125% (3.25% without Consumption Tax) of the amount of subscriptions, of which 3.00% may be retained by the distributor in Japan and 0.25% may be retained by the Principal Underwriter.

II. FINANCIAL CONDITION OF THE FUND (on page 7 of the original Japanese SRS)

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE TRUST AND INVESTMENT MANAGEMENT COMPANY (on page 8 of the original Japanese SRS)

1. Trust

(1) Outline of the Trust

(A) Amount of Capital Stock

The information is novated by the following:

Not applicable (as of the end of April 2004).

(2) Description of Business and Outline of Operation

The information is novated by the following:

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(5) Miscellaneous

(C) Litigation and Other Significant Events

The information is novated by the following:

Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is September 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, LLC (Investment Management Company)

(1) Outline of the Investment Management Company

(A) Amount of Capital Stock

The information is novated by the following:

1. Amount of member's equity (as of the end of April, 2004):
   $134,006,806*

2. Amount of capital / member's equity for the past five years:

    Year            Amount of Capital / Member's Equity
------------        -----------------------------------

End of 1999                   $198,676,287

End of 2000                   $209,635,521

End of 2001                   $170,497,323

End of 2002                   $138,739,094

End of 2003                   $144,486,036

(Note) Putnam Investment Management, Inc. was merged into Putnam Investment Management, LLC, a Delaware limited liability company on December 31, 2000. Accordingly, the above listed amount as of the end of 1999 represents the amount of capital of Putnam Investment Management, Inc. and those as of the end of 2000, 2001, 2002 and 2003 represent the amount of member's equity of Putnam Investment Management, LLC.

*Unaudited

(2) Description of Business and Outline of Operation

The information is novated by the following:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2004, Investment Management Company managed, advised, and/or administered the following 101 funds and fund portfolios (having an aggregate net asset value of over $150 billion):

                                                 (As of the end of April, 2004)
-------------------------------------------------------------------------------
Country where Funds
are established                                   Number of    Net Asset Value
or managed           Principal Characteristic       Funds     (million dollars)
-------------------------------------------------------------------------------
                     Closed End Type Bond Fund       14                4,494.15
                     ----------------------------------------------------------
                     Open End Type Balanced Fund     16               40,531.39
U.S.A.               ----------------------------------------------------------
                     Open End Type Bond Fund         30               35,294.01
                     ----------------------------------------------------------
                     Open End Type Equity Fund       41               69,716.36
                     ----------------------------------------------------------
                     Total                          101              150,035.91
-------------------------------------------------------------------------------

(3) Financial Conditions of the Investment Management Company

[Omitted, in Japanese version, unaudited semi-annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]

(5) Miscellaneous

(E) Litigation, etc.

The information is novated by the following:

Regulatory matters and litigation.

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.